Consolidated Statements of Changes In Stockholders' Equity (Deficiency) (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, value at Dec. 31, 2011	$ 2,000	$ 8,000	$ (14,661)	$ (4,661)
Beginning balance, shares at Dec. 31, 2011	20,000,000
Capital contributions - founders		4,300		4,300
Issuance of common stock for cash, shares	632,000
Issuance of common stock for cash, value	64	157,936		158,000
Issuance of common stock for services, shares	120,000
Issuance of common stock for services, value	12	29,988		30,000
Issuance of warrants in connection with offering
Net loss			(194,215)	(194,215)
Ending balance, value at Dec. 31, 2012	2,076	200,224	(208,876)	(6,576)
Ending balance, shares at Dec. 31, 2012	20,752,000
Exercise of common stock purchase warrants, shares	300,000
Exercise of common stock purchase warrants, value	30	299,970		300,000
Issuance of common stock and warrants for cash, net of fees, shares	443,063
Issuance of common stock and warrants for cash, net of fees, value	44	588,736		588,780
Issuance of common stock for cash, shares	204,000			204,000
Issuance of common stock for cash, value	20	50,980		51,000
Issuance of common stock for services, shares	377,222			24,000
Issuance of common stock for services, value	38	311,202		311,240
Retirement of common stock by officers, shares	(138,463)
Retirement of common stock by officers, value	(14)	14
Issuance of warrants in connection with offering		(1,531,303)		(1,531,303)
Net loss			(1,544,534)	(1,544,534)
Ending balance, value at Dec. 31, 2013	$ 2,194	$ (80,177)	$ (1,753,410)	$ (1,831,393)
Ending balance, shares at Dec. 31, 2013	21,937,822